United States
                   Securities and Exchange Commission
                        Washington, D.C.  205490

                                Form 13F

                          From 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2000


Check here if Amendment []; Amendment Number ____

  This Amendment (Check only one.):[] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:     Baxter Financial Corporation
Address:  1200 North Federal Highway, Suite 424
          Boca Raton, FL  33432

Form 13F File Number:   28-2480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ronald F. Rohe
Title:       Chief Operating Officer
Phone:       561-395-2155

Signature, Place, and Date of Signing:



/s/Ronald F. Rohe		     Boca Raton, FL          April 7, 2000
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $  61,952
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Form 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
--------------      --------------  --------- ---------  --------------------  ---------- ----------  ----------
 NAME OF ISSUER      TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
                                               (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
Altera Corp                         021441100    8,925     100,000  SH         SOLE               140,000
American Express                    025816109    2,979      20,000  SH         SOLE                20,000
American Int'l                      026874107    4,928      45,000  SH         SOLE                45,000
Anixter Int'l                       035290105    6,021     216,000  SH         SOLE               216,000
AT&T Liberty Media                  001957208      314       5,300  SH         SOLE                 5,100
Comcast                SL CL A      200300200    7,808     180,000  SH         SOLE               210,000
Cox Comm.                           224044107    3,880      80,000  SH         SOLE                80,000
Exxon Mobile                        30231G102      235       3,020  SH         SOLE                 3,020
Federal Nat'l Mtg                   313586109    6,222     110,000  SH         SOLE               110,000
Fidelity Bancshares		    316074109      138      10,000  SH         SOLE                10,000
Galaxy Foods                        363175209       44      12,000  SH         SOLE                12,000
General Motors                      370442105    4,969      60,000  SH         SOLE                60,000
Ibis Tech Corp                      450909106    2,763      30,700  SH         SOLE                33,700
Ingles Markets                      457030104    1,033      99,000  SH         SOLE                99,000
Mobile America                      607235504       24      16,000  SH         SOLE                16,000
National City Corp                  635405103    2,888     140,000  SH         SOLE               140,000
Novacare                            669930109        2      10,000  SH         SOLE                10,000
PNC Bancorp                         693475105    5,182     115,000  SH         SOLE               115,000
RailAmerica                         750753105      287      42,500  SH         SOLE                42,500
Southern Union                      844030106      209      11,576  SH         SOLE                12,443
Stericycle			    858912108      200       8,000  SH         SOLE                 8,000
United Dominion Rlty                910197102      116      11,500  SH         SOLE                11,500
Vodafone                            92857T107      473       8,505  SH         SOLE                 8,505
Washington Post        CL B         939640108    2,164       4,000  SH         SOLE                 4,000
Windmere Durable                    973411101      148      10,000  SH         SOLE                10,000